EMERGING MARKETS FUND
RISK/RETURN
Investment Objective
The fund seeks capital growth.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees EMERGING MARKETS FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	none	none	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EMERGING MARKETS FUND		INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee		1.74%	1.54%	1.74%	1.74%	1.74%	1.39%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.75%	1.55%	2.00%	2.75%	2.25%	1.40%
Fee Waiver	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses After Waiver		1.50%	1.30%	1.75%	2.50%	2.00%	1.15%
[1]	The advisor has agreed to waive 0.25 percentage points of the fund's management fee. The advisor expects this waiver to continue until March 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example EMERGING MARKETS FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	153	511	910	2,025
INSTITUTIONAL CLASS	133	449	805	1,808
A CLASS	743	1,129	1,555	2,733
C CLASS	254	815	1,418	3,043
R CLASS	203	664	1,167	2,548
R6 CLASS	117	402	726	1,642

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its assets in equity securities of companies located in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks

•

Foreign Risk - The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•

Small-Cap Stock Risk - Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

•

Currency Risk - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•

Emerging Market Risk - Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

•	Growth Stocks - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•

Style Risk - If at any time the market is not favoring the fund's growth investment style, the fund's gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility - The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter  (2Q 2009): 31.24%

Lowest Performance Quarter (3Q 2008): -33.40%

As of June 30, 2013, the most recent calendar quarter end, the year-to-date return for the Investor Class was -7.75%.
Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns EMERGING MARKETS FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		24.86%	(4.71%)	15.19%		Sep. 30, 1997
INVESTOR CLASS Return After Taxes on Distributions		24.86%	(4.77%)	13.92%		Sep. 30, 1997
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		16.16%	(3.92%)	13.19%		Sep. 30, 1997
INSTITUTIONAL CLASS		25.19%	(4.50%)	15.40%		Jan. 28, 1999
A CLASS	[1]	17.38%	(6.03%)	14.23%		May 12, 1999
C CLASS		23.62%	(5.65%)	14.05%		Dec. 18, 2001
R CLASS		24.28%	(5.17%)		(4.05%)	Sep. 28, 2007
MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)		20.56%	(1.95%)	14.84%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

GLOBAL GROWTH FUND
RISK/RETURN
Investment Objective
The fund seeks capital growth.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees GLOBAL GROWTH FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	none	none	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GLOBAL GROWTH FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	1.10%	0.90%	1.10%	1.10%	1.10%	0.75%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses	none	none	none	none	none	none
Total Annual Fund Operating Expenses	1.10%	0.90%	1.35%	2.10%	1.60%	0.75%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example GLOBAL GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	112	350	607	1,340
INSTITUTIONAL CLASS	92	287	499	1,108
A CLASS	705	979	1,273	2,105
C CLASS	214	659	1,130	2,428
R CLASS	163	506	872	1,899
R6 CLASS	77	240	417	931

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in companies located in developed countries world-wide (including the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks
•

Foreign Risk – The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•

Currency Risk – Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•

Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•

Style Risk - If at any time the market is not favoring the fund's growth investment style, the fund's gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2003): 16.46%

Lowest Performance Quarter (4Q 2008): -23.44%

As of June 30, 2013, the most recent calendar quarter end, the year-to-date return for the Investor Class was 8.40%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns GLOBAL GROWTH FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		17.50%	(1.10%)	9.39%		Dec. 01, 1998
INVESTOR CLASS Return After Taxes on Distributions		17.45%	(1.18%)	8.93%		Dec. 01, 1998
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		11.44%	(0.94%)	8.27%		Dec. 01, 1998
INSTITUTIONAL CLASS		17.67%	(0.92%)	9.62%		Aug. 01, 2000
A CLASS	[1]	10.37%	(2.53%)	8.47%		Feb. 05, 1999
C CLASS		16.23%	(2.11%)	8.33%		Mar. 01, 2002
R CLASS		16.79%	(1.62%)		4.83%	Jul. 29, 2005
MSCI World Index (reflects no deduction for fees, expenses or taxes)		15.83%	(1.18%)	7.51%
[1]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

INTERNATIONAL GROWTH FUND
RISK/RETURN
Investment Objective
The fund seeks capital growth.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL GROWTH FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	none	none	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL GROWTH FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	1.28%	1.08%	1.28%	1.28%	1.28%	0.93%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.29%	1.09%	1.54%	2.29%	1.79%	0.94%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example INTERNATIONAL GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	132	410	708	1,556
INSTITUTIONAL CLASS	111	347	602	1,329
A CLASS	723	1,034	1,367	2,303
C CLASS	233	716	1,226	2,621
R CLASS	182	564	970	2,103
R6 CLASS	96	300	521	1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks
•

Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•

Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•

Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•

Style Risk – If at any time the market is not favoring the fund's growth investment style, the fund's gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Investor Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 22.71%

Lowest Performance Quarter (3Q 2008): -23.28%

As of June 30, 2013, the most recent calendar quarter end, the year-to-date return for the Investor Class was 4.43%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns INTERNATIONAL GROWTH FUND		1 Year	5 Years	10 Years	Since Inception	Inception Date
INVESTOR CLASS		21.87%	(2.15%)	7.97%		May 09, 1991
INVESTOR CLASS Return After Taxes on Distributions		21.80%	(2.18%)	7.85%		May 09, 1991
INVESTOR CLASS Return After Taxes on Distributions and Sale of Fund Shares		14.86%	(1.66%)	7.21%		May 09, 1991
INSTITUTIONAL CLASS		22.15%	(1.94%)	8.18%		Nov. 20, 1997
A CLASS	[1]	14.59%	(3.53%)	7.07%		Oct. 02, 1996
C CLASS		20.70%	(3.12%)	6.90%		Jun. 04, 2001
R CLASS		21.24%	(2.64%)		6.92%	Aug. 29, 2003
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses or taxes)		17.32%	(3.69%)	8.21%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)		16.86%	(3.09%)	7.77%
[1]	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

INTERNATIONAL VALUE FUND
RISK/RETURN
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	none	none	none	1.00%	none	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	none	none	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS	R6 CLASS
Management Fee	1.30%	1.10%	1.30%	1.30%	1.30%	0.95%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%	none
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	1.11%	1.56%	2.31%	1.81%	0.96%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example INTERNATIONAL VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR CLASS	134	416	719	1,578
INSTITUTIONAL CLASS	113	353	612	1,351
A CLASS	725	1,040	1,377	2,323
C CLASS	235	723	1,236	2,641
R CLASS	184	570	981	2,124
R6 CLASS	98	306	532	1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

In selecting stocks for the fund, the portfolio managers will normally invest at least 80% of the value of the fund's net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index.

The MSCI EAFE Value Index is a market capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock's score from a proprietary expected returns model. In the second step, the expected returns model is imported into an optimization process that balances active return and risk versus the MSCI EAFE Value Index. This index is based on rules that identify companies that are undervalued by the market. Generally, companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because it has been overlooked by the market.

The portfolio managers also intend to spread the fund's holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio.

The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks
•

Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•

Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•

Benchmark Correlation – The fund's performance will be tied to the performance of its benchmark, the MSCI EAFE Value Index. If the fund's benchmark goes down, it is likely that the fund's performance will go down.

•	Market Risk – The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund's shares may fluctuate significantly in the short term.
•

Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

•

Quantitative Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers' judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for A Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 24.34%

Lowest Performance Quarter (4Q 2008): -21.50%

As of June 30, 2013, the most recent calendar quarter end, the year-to-date return for the A Class was 3.07%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns INTERNATIONAL VALUE FUND	1 Year	5 Years	10 Years		Since Inception	Inception Date
A CLASS	11.29%	(5.15%)	7.51%	[1]		Mar. 31, 1997
A CLASS Return After Taxes on Distributions	11.32%	(5.19%)	6.77%	[1]		Mar. 31, 1997
A CLASS Return After Taxes on Distributions and Sale of Fund Shares	7.93%	(4.08%)	6.87%	[1]		Mar. 31, 1997
INVESTOR CLASS	18.37%	(3.78%)			1.76%	Apr. 03, 2006
INSTITUTIONAL CLASS	18.81%	(3.58%)			1.96%	Apr. 03, 2006
C CLASS	17.32%	(4.74%)			0.75%	Apr. 03, 2006
R CLASS	17.94%	(4.26%)			1.25%	Apr. 03, 2006
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	17.69%	(4.34%)	8.57%	[1]
[1]	International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 15, 2006. Performance information prior to April 1, 2006 is that of the Mason Street International Equity Fund.

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT EMERGING MARKETS FUND
RISK/RETURN
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NT EMERGING MARKETS FUND		INSTITUTIONAL CLASS	R6 CLASS
Management Fee		1.54%	1.39%
Distribution and Service (12b-1) Fees		none	none
Other Expenses		none	none
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.55%	1.40%
Fee Waiver	[1]	0.25%	0.25%
Total Annual Fund Operating Expenses After Waiver		1.30%	1.15%
[1]	The advisor has agreed to waive 0.25 percentage points of the fund's management fee. The advisor expects this waiver to continue until March 31, 2015 and cannot terminate it prior to such date without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NT EMERGING MARKETS FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS	133	449	805	1,808
R6 CLASS	117	402	726	1,642

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its assets in equity securities of companies located in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks
•

Foreign Risk – The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•

Small-Cap Stock Risk – Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

•

Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•

Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•	Tobacco Exclusion – The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•

Style Risk – If at any time the market is not favoring the fund's growth investment style, the fund's gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of a fund's shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Institutional Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 31.74%

Lowest Performance Quarter (3Q 2008): -32.19%

As of June 30, 2013, the most recent calendar quarter end, the year-to-date return for the Institutional Class was -7.98%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns NT EMERGING MARKETS FUND	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	24.40%	(4.69%)	4.03%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions	24.62%	(4.83%)	3.38%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Fund Shares	16.10%	(3.95%)	3.34%	May 12, 2006
MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	20.56%	(1.95%)	4.92%	Apr. 30, 2006

The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

NT INTERNATIONAL GROWTH FUND
RISK/RETURN
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NT INTERNATIONAL GROWTH FUND	INSTITUTIONAL CLASS	R6 CLASS
Management Fee	1.08%	0.93%
Distribution and Service (12b-1) Fees	none	none
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.09%	0.94%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example NT INTERNATIONAL GROWTH FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS	111	347	602	1,329
R6 CLASS	96	300	521	1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

Principal Risks
•

Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•

Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•

Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•

Style Risk – If at any time the market is not favoring the fund's growth investment style, the fund's gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Tobacco Exclusion – The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•	Market Risk – The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund's shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for Institutional Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance. Because the R6 Class is new, it is not included. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 22.72%

Lowest Performance Quarter (3Q 2008): -23.04%

As of June 30, 2013, the most recent calendar quarter end, the year-to-date return for the Institutional Class was 4.27%.

Average Annual Total Returns For the calendar year ended December 31, 2012
Average Annual Total Returns NT INTERNATIONAL GROWTH FUND	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS	22.35%	(2.24%)	1.74%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions	22.31%	(2.32%)	1.60%	May 12, 2006
INSTITUTIONAL CLASS Return After Taxes on Distributions and Sale of Fund Shares	15.11%	(1.82%)	1.56%	May 12, 2006
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses or taxes)	17.32%	(3.69%)	0.23%	Apr. 30, 2006
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	16.86%	(3.09%)	0.99%	Apr. 30, 2006

The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.